Financial and capital risk management - Option related to SPE (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (34)	$ (324)	$ (67)
Call Option -SPE - Brought [Member]
Derivative financial instruments.
Notional | EquityInstruments	137,751,623	137,751,623
Average strike per share | item	2.92
Value at risk	$ 2